Income Taxes (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax (Textual)
Net operating losses carry forward	$ 38,300,000
Operating loss carryforward, expiration year	Through the year 2032
Let operating loss carry forward, limitations on use	Company's net operating loss carry forward is subject to limitation if there is a 50% or more positive change in the ownership of the Company's stock.
Deferred tax assets, gross	$ 14,750,000	$ 12,550,000
Valuation allowance, percentage	100.00%